State Street My2034 Corporate Bond ETF Investment Strategy - State Street My2034 Corporate Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests at least 80% of the Fund's net assets (plus borrowings for investment purposes) in corporate bonds. The Fund will provide shareholders with at least sixty (60) days' notice prior to any change in its 80% investment policy. The Fund primarily invests in corporate bonds maturing in the year 2034, which may include bonds with embedded issuer call options falling within that year. The Fund may also invest in corporate bonds with maturity dates within six months prior to or after the Fund's target maturity year. An embedded issuer call option means that the bond's issuer has the right to redeem a bond prior to its designated maturity date. The Fund is part of the MyIncome suite of target maturity bond ETFs and is designed to terminate on or about December 15, 2034, at which point the Fund will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund does not seek to distribute any predetermined amount at maturity. The Fund primarily invests in U.S. dollar denominated corporate bonds rated investment grade at the time of purchase. Investment grade is defined as bonds rated BBB- or higher by S&P Global Ratings and/or Fitch Ratings Inc., Baa3 or higher by Moody's Investors Service, Inc., or equivalent ratings by another registered nationally recognized statistical rating organization (“NRSRO”), or, if unrated by an NRSRO, of comparable quality as determined by the Adviser. The Fund may invest up to 10% of its net assets in corporate bonds rated below investment grade at the time of purchase (commonly known as “junk” bonds). As of November 30, 2025, a significant portion of the Fund comprised securities of companies in the consumer staples sector, although this may change from time to time. The Fund may use derivative instruments (primarily futures contracts, interest rate and credit default swaps, and options on treasury futures) to manage yield, interest rate exposure (also known as duration), weighted average maturity, and exposure to credit quality. In the Fund's target maturity year, proceeds from corporate bonds maturing prior to the Fund's liquidation date may be reinvested in cash and cash equivalents, including, but not limited to, shares of money market funds (including money market funds advised by the Adviser). The Fund seeks to remain fully invested in corporate bonds to the extent possible; however, leading up to the Fund's target maturity date, the Fund's cash and cash equivalents holdings may increase and the Fund's investment in corporate bonds may be less than 80% of the Fund's net assets. The Adviser actively manages the Fund using a risk-aware, top-down approach combined with bottom-up security selection to construct a portfolio that seeks to overweight the most attractive sectors and issuers. The Adviser develops long-term structural and intermediate-term cyclical views by analyzing macroeconomic factors, financial conditions, as well as consumer, industry, and sector trends. Individual securities are then identified for investment through rigorous fundamental research, including financial analysis of the applicable cash flows, capital structure, industry, and issuer-specific fundamentals. The Adviser's analysis also includes an assessment of relative value and liquidity trends, which are supported by the performance of similar instruments through economic and market cycles. The Adviser may consider selling a security when one of the selection characteristics no longer applies, when the Adviser believes that the valuation has become excessive, or when more attractive alternatives are identified. The Fund may engage in active and frequent trading of its portfolio securities. The Fund should not be confused with a target date fund, which has assets that are managed according to a particular investment strategy that converts fund assets to conservative investments over time.